Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Brazil 2.0%
Afya Ltd., Class A(a)	20,888	535,568
Linx SA, ADR(a)	45,981	355,433
Pagseguro Digital Ltd., Class A(a)	18,335	849,094
Total		1,740,095
China 0.3%
Tencent Holdings Ltd., ADR	5,800	241,483
Germany 2.5%
Infineon Technologies AG	101,600	1,825,422
TeamViewer AG(a)	13,768	370,509
Total		2,195,931
Israel 1.4%
Mellanox Technologies Ltd.(a)	11,400	1,249,326
Netherlands 1.9%
NXP Semiconductors NV	15,400	1,680,448
Switzerland 0.2%
Logitech International SA	3,169	128,780
United Kingdom 0.8%
Finablr PLC(a)	359,435	685,012
United States 88.1%
Activision Blizzard, Inc.	26,712	1,413,599
Advanced Energy Industries, Inc.(a)	12,900	740,589
Alphabet, Inc., Class A(a)	2,800	3,419,192
Alphabet, Inc., Class C(a)	2,159	2,631,821
Apple, Inc.	18,300	4,098,651
Applied Materials, Inc.	52,400	2,614,760
Arista Networks, Inc.(a)	4,700	1,122,924
Booking Holdings, Inc.(a)	295	578,970
Broadcom, Inc.	15,387	4,247,889
Cambium Networks Corp.(a)	29,700	288,090
Cerence, Inc.(a),(b)	6,553	90,431
CommScope Holding Co., Inc.(a)	15,700	184,632
Cornerstone OnDemand, Inc.(a)	8,300	455,006
Cypress Semiconductor Corp.	25,145	586,884
Dell Technologies, Inc.(a)	12,200	632,692
DXC Technology Co.	22,941	676,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	2,433	355,948
F5 Networks, Inc.(a)	700	98,294
Fidelity National Information Services, Inc.	11,200	1,486,912
Fiserv, Inc.(a)	10,800	1,118,772
ForeScout Technologies, Inc.(a)	10,973	416,096
Fortinet, Inc.(a)	23,161	1,777,838
Genpact Ltd.	17,400	674,250
Global Payments, Inc.	5,427	862,893
GoDaddy, Inc., Class A(a)	7,441	490,957
Inphi Corp.(a)	15,596	952,136
Lam Research Corp.	26,670	6,163,704
LogMeIn, Inc.	11,719	831,580
Marvell Technology Group Ltd.(c)	118,804	2,966,536
Micron Technology, Inc.(a)	69,221	2,966,120
Microsoft Corp.	19,100	2,655,473
MKS Instruments, Inc.	1,200	110,736
NetApp, Inc.	35,800	1,879,858
Nuance Communications, Inc.(a)	152,556	2,488,188
ON Semiconductor Corp.(a)	109,048	2,094,812
Oracle Corp.	28,800	1,584,864
Palo Alto Networks, Inc.(a)	7,500	1,528,725
Ping Identity Holding Corp.(a)	8,510	146,798
Plantronics, Inc.	5,500	205,260
Qorvo, Inc.(a)	15,073	1,117,512
SailPoint Technologies Holding, Inc.(a)	16,824	314,441
Salesforce.com, Inc.(a)	8,705	1,292,170
Sciplay Corp., Class A(a)	19,678	210,555
SMART Global Holdings, Inc.(a)	10,745	273,783
Splunk, Inc.(a)	3,393	399,899
Symantec Corp.	36,700	867,221
Synaptics, Inc.(a)	38,321	1,530,924
Synopsys, Inc.(a)	27,282	3,744,454
Teradyne, Inc.	50,468	2,922,602
TiVo Corp.	77,700	591,686
Verint Systems, Inc.(a)	10,700	457,746
Visa, Inc., Class A	17,000	2,924,170
Western Digital Corp.(c)	35,500	2,117,220
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xperi Corp.	21,880	452,478
Total		76,856,501
Total Common Stocks (Cost $70,941,611)		84,777,576

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(e)	1,828,824	1,828,641
Total Money Market Funds (Cost $1,828,641)		1,828,641
Total Investments in Securities (Cost $72,770,252)		86,606,217
Other Assets & Liabilities, Net		627,505
Net Assets		$87,233,722
At September 30, 2019, securities and/or cash totaling $1,677,039 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(34,958)	(14)	32.00	1/17/2020	(1,116)	(259)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(39,952)	(16)	31.00	1/17/2020	(1,549)	(424)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(312,125)	(125)	35.00	1/15/2021	(12,745)	(15,750)
Western Digital Corp.	Deutsche Bank	USD	(363,804)	(61)	90.00	1/15/2021	(22,642)	(17,050)
Total							(38,052)	(33,483)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(314,622)	(126)	15.00	01/17/2020	(13,497)	(441)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(644,226)	(258)	17.00	01/15/2021	(35,335)	(26,832)
Western Digital Corp.	Deutsche Bank	USD	(363,804)	(61)	40.00	01/15/2021	(19,312)	(23,332)
Total							(68,144)	(50,605)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	1,539,100	26,276,990	(25,987,266)	1,828,824	(78)	—	32,121	1,828,641
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019	3